SEGMENTS AND GEOGRAPHIC REGIONS (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Sales are attributed to geographic regions based on customer location; long-lived assets are attributed to geographic regions based on asset location.

Geographic Region Information	United States	EMEAI	Rest of World	Total
In millions
2018
Sales to external customers	$16,613	$17,406	$15,585	$49,604
Long-lived assets	$14,750	$2,657	$4,011	$21,418
2017
Sales to external customers	$15,316	$15,226	$13,188	$43,730
Long-lived assets	$14,771	$2,547	$4,266	$21,584
2016
Sales to external customers	$12,911	$12,238	$11,115	$36,264
Long-lived assets	$12,906	$2,263	$4,992	$20,161

Schedule of Segment Reporting Information, by Segment [Table Text Block]

Segment Information	Perf. Materials & Coatings	Ind. Interm. & Infrast.	Pack. & Spec. Plastics	Corp.	Total
In millions
2018
Net sales	$9,677	$15,447	$24,195	$285	$49,604
Pro forma net sales	9,865	15,465	24,237	285	49,852
Restructuring and asset related charges - net [1]	21	11	46	143	221
Equity in earnings (losses) of nonconsolidated affiliates	4	284	287	(20)	555
Pro forma Operating EBIT [2]	1,246	1,767	3,593	(370)	6,236
Depreciation and amortization	888	607	1,385	29	2,909
Total assets [3]	16,050	14,092	30,279	3,378	63,799
Investments in nonconsolidated affiliates	99	1,850	1,278	93	3,320
Capital expenditures	427	433	1,231	—	2,091
2017
Net sales	$8,892	$12,951	$21,504	$383	$43,730
Pro forma net sales	8,892	12,951	22,546	383	44,772
Restructuring, goodwill impairment and asset related charges - net [1]	1,578	17	716	428	2,739
Equity in earnings (losses) of nonconsolidated affiliates	40	172	190	(8)	394
Pro forma Operating EBIT [2]	817	1,470	3,712	(422)	5,577
Depreciation and amortization	885	572	1,055	34	2,546
Total assets [3]	17,483	14,115	30,633	4,342	66,573
Investments in nonconsolidated affiliates	103	1,700	1,184	120	3,107
Capital expenditures	463	310	2,034	—	2,807
2016
Net sales	$6,476	$11,100	$18,404	$284	$36,264
Restructuring and asset related charges - net [1]	42	83	10	444	579
Asbestos-related charge [4]	—	—	—	1,113	1,113
Equity in earnings (losses) of nonconsolidated affiliates	97	(18)	137	(29)	187
Operating EBIT [5]	260	743	3,855	(354)	4,504
Depreciation and amortization	678	620	903	24	2,225
Total assets [3]	17,731	13,739	23,051	5,837	60,358
Investments in nonconsolidated affiliates	280	1,632	853	209	2,974
Capital expenditures	435	262	2,792	—	3,489

1.	See Note 8 for information regarding the Company's restructuring programs, goodwill impairment and other asset related charges.

2.	A reconciliation of "Income (loss) from continuing operations, net of tax" to pro forma Operating EBIT is provided below.

3.	Excludes assets of discontinued operations of $19,900 million, $19,279 million and $19,153 million for 2018, 2017 and 2016, respectively.

4.	See Note 18 for information regarding the asbestos-related charge.

5.	A reconciliation of "Income from continuing operations, net of tax" to Operating EBIT is provided on the following page.

Reconciliation of income from continuing operations, net of tax to Operating EBIT [Table Text Block]

Reconciliation of "Income (loss) from continuing operations, net of tax" to Pro Forma Operating EBIT	2018	2017
In millions
Income (loss) from continuing operations, net of tax	$2,940	$(1,287)
+ Provision for income taxes on continuing operations	809	1,524
Income from continuing operations before income taxes	$3,749	$237
- Interest income	82	66
+ Interest expense and amortization of debt discount	1,063	914
+ Pro forma adjustments [1]	180	1,120
- Significant items	(1,326)	(3,372)
Pro forma Operating EBIT	$6,236	$5,577

1.
Pro forma adjustments include: (1) the margin impact of various manufacturing, supply and service related agreements entered into with DowDuPont and Corteva in connection with the separation which provide for different pricing than the historical intercompany and intracompany pricing practices of TDCC and DuPont (including for 2018 only), (2) the inclusion of ECP for the period of January 1, 2017 through August 31, 2017, (3) the removal of the amortization of ECP's inventory step-up recognized in connection with the Merger (4) the elimination of the impact of events directly attributable to the Merger, internal reorganization and business realignment, separation, distribution and other related transactions (e.g., one-time transaction costs) and (5) the elimination of the effect of a consummated divestiture agreed to with certain regulatory agencies as a condition of approval for the Merger.

Reconciliation of "Income from continuing operations, net of tax" to Operating EBIT	2016
In millions
Income from continuing operations, net of tax	$1,478
+ Credit for income taxes on continuing operations	(218)
Income from continuing operations before income taxes	$1,260
- Interest income	75
+ Interest expense and amortization of debt discount	827
- Significant items	(2,492)
Operating EBIT	$4,504

Schedule of significant items [Table Text Block]
The following tables summarize the pretax impact of significant items by segment that are excluded from pro forma Operating EBIT and Operating EBIT:

Significant Items by Segment for 2018	Perf. Materials & Coatings	Ind. Interm. & Infrast.	Pack. & Spec. Plastics	Corp.	Total
In millions
Impact of Dow Silicones ownership restructure [1]	$(20)	$—	$—	$—	$(20)
Integration and separation costs [2]	—	—	—	(1,074)	(1,074)
Restructuring and asset related charges - net [3]	(21)	(11)	(46)	(120)	(198)
Gain on divestiture [4]	—	20	—	—	20
Loss on early extinguishment of debt [5]	—	—	—	(54)	(54)
Total	$(41)	$9	$(46)	$(1,248)	$(1,326)

1.	Includes a loss related to a post-closing adjustment related to the Dow Silicones ownership restructure.

2.	Costs related to post-Merger integration and separation and distribution activities, and costs related to the Dow Silicones ownership restructure.

3.	Includes Board approved restructuring plans and asset-related charges, which include other asset impairments. See Note 8 for additional information.

4.	Includes a gain related to the Company's sale of its equity interest in MEGlobal.

5.	The Company retired outstanding notes payable resulting in a loss on early extinguishment. See Note 17 for additional information.

Significant Items by Segment for 2017	Perf. Materials & Coatings	Ind. Interm. & Infrast.	Pack. & Spec. Plastics	Corp.	Total
In millions
Litigation related charges, awards and adjustments [1]	$—	$—	$137	$—	$137
Integration and separation costs [2]	—	—	—	(716)	(716)
Restructuring, goodwill impairment and asset related charges - net [3]	(1,578)	(17)	(716)	(431)	(2,742)
Gain on divestiture [4]	—	—	—	7	7
Transaction costs and productivity actions [5]	—	—	—	(58)	(58)
Total	$(1,578)	$(17)	$(579)	$(1,198)	$(3,372)

1.	Includes a gain associated with a patent infringement matter with Nova. See Note 18 for additional information.

2.	Costs related to post-Merger integration, separation and distribution activities, and costs related to the Dow Silicones ownership restructure.

3.	Includes Board approved restructuring plans, goodwill impairment and asset-related charges, which includes other asset impairments. See Note 8 for additional information.

4.	Includes post-closing adjustments related to the split-off of the Company's chlorine value chain.

5.	Includes implementation costs associated with the Company's restructuring programs and other productivity actions.

Significant Items by Segment for 2016	Perf. Materials & Coatings	Ind. Interm. & Infrast.	Pack. & Spec. Plastics	Corp.	Total
In millions
Impact of Dow Silicones ownership restructure [1]	$1,389	$—	$—	$—	$1,389
Litigation related charges, awards and adjustments [2]	16	(1,235)	—	—	(1,219)
Asbestos-related charge [3]	—	—	—	(1,113)	(1,113)
Integration and separation costs [4]	—	—	—	(349)	(349)
Restructuring and asset related charges - net [5]	(42)	(83)	(10)	(444)	(579)
Loss on divestitures [6]	—	—	—	(14)	(14)
Environmental charges [7]	—	(1)	(2)	(292)	(295)
Transaction costs and productivity actions [8]	—	—	—	(195)	(195)
Charge for the termination of a terminal use agreement [9]	—	—	(117)	—	(117)
Total	$1,363	$(1,319)	$(129)	$(2,407)	$(2,492)

1.
Includes a non-taxable gain of $1,617 million related to the Dow Silicones ownership restructure; a $213 million charge for the fair value step-up of Dow Silicones' inventories; and, a pretax loss of $15 million related to the early redemption of debt incurred by Dow Silicones. See Note 6 for additional information.

2.
Includes a loss of $1,235 million related to the Company's settlement of the urethane matters class action lawsuit and the opt-out cases litigation and a gain of $16 million related to a decrease in Dow Silicones' implant liability. See Note 18 for additional information.

3.
Pretax charge related to the Company's election to change its method of accounting for asbestos-related defense costs from expensing as incurred to estimating and accruing a liability. As a result of this accounting policy change, the Company recorded a pretax charge of $1,009 million for asbestos-related defense costs through the terminal date of 2049. The Company also recorded a pretax charge of $104 million to increase the asbestos-related liability for pending and future claims through the terminal date of 2049. See Note 18 for additional information.

4.	Costs related to the Merger and the ownership restructure of Dow Silicones.

5.	Includes the Company's restructuring activities. Also reflects a pretax charge of $143 million for a partial impairment of the Company’s investment in AFSI. See Note 8 for additional information.

6.	Includes a charge of $20 million for post-closing adjustments on the divestiture of AgroFresh and a gain of $6 million for post-closing adjustments on the split-off of the chlorine value chain.

7.
Pretax charge for environmental remediation activities at a number of the Company's locations, primarily resulting from the culmination of negotiations with regulators and/or final agency approval. See Note 18 for additional information.

8.
Includes implementation costs associated with the Company's restructuring programs and other productivity actions. Also includes a charge of $33 million for a retained litigation matter related to the chlorine value chain.

9.	Pretax charge related to the Company's termination of a terminal use agreement.